Note 14 - Intangible Assets	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of intangible assets and goodwill [text block]
14.	Intangible assets

	Year Ended June 30
(US dollars in thousands)	2023	2022 (restated)	2021 (restated)
Goodwill	17,697	18,269	25,794
Other intangible assets	24,478	21,308	21,151
Total	42,175	39,577	46,945

a)	Goodwill

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
As at July 1	18,269	25,794	21,919
Reclassification to held for sale assets	-	(5,289)	-
Goodwill on acquisition of Tembo	-	-	1,698
Foreign exchange	(572)	(2,236)	2,177
Carrying value	17,697	18,269	25,794

b)

The carrying amounts of goodwill by Cash Generating Unit (“CGU”) are as follows:

	Year Ended June 30
(US dollars in thousands)	2023	2022	2021
Aevitas O Holdings Limited (allocated to the Critical Power Services segment)	6,946	7,222	13,658
VivoPower Pty Ltd (allocated to the Solar Development segment)	9,091	9,451	10,319
Tembo (allocated to the Electric Vehicle segment)	1,660	1,595	1,817
Total	17,697	18,269	25,794

The Group conducts impairment tests on the carrying value of goodwill and intangibles annually, or more frequently if there are any indications that goodwill might be impaired. The recoverable amount of the Cash Generating Unit (“CGU”) to which goodwill has been allocated is determined from value in use calculations. The key assumptions in the calculations are the discount rates applied, expected operating margin levels and long-term growth rates. Management estimates discount rates that reflect the current market assessments while margins and growth rates are based upon approved budgets and related projections.

The Group prepares cash flow forecasts using the approved budgets for the coming fiscal year and management projections for the following two years. Cash flows are also projected for subsequent years as management believe that the investment is held for the long term. These budgets and projections reflect management’s view of the expected market conditions and the position of the CGU’s products and services within those markets.

The CGU represented by Aevitas O Holdings Limited (being Critical Power Services) was assessed to have a value in excess of its carrying value and hence no additional adjustments to goodwill were considered necessary. Key assumptions used in the assessment of impairment were discount rate based on the weighted average cost of capital of 12% ( June 30, 2022: 11%; June 30, 2021: 10%) and annual growth rate of 3% per annum.

The Sustainable Energy Solution ("SES") element of the CGU represented by VivoPower Pty Ltd goodwill was assessed to have a value in excess of its carrying value and hence no additional adjustments to goodwill were considered necessary. Key assumptions used in the assessment of impairment were weighted average cost of capital of 12.1% ( June 30, 2022: 11.3%; June 30, 2021: 10.7%), a rapid growth phase of the business in years 1 through 5 in tandem with the growth of Tembo, with an average of 50% of electric light vehicles sold by the Company in fleet sizes over 50 vehicles will be sold with an additional sustainable energy solution and with additional training services provided to partners and end-users.

The CGU represented by Tembo e-LV and subsidiaries was assessed to have a value in excess of its carrying value. Key assumptions used in the assessment of impairment were discount rate based on the weighted average cost of capital of 12% and average annual growth rate of 31% per annum in years 2-5. Growth rates reflect commencement of planned series production at volume during the 5 year period, as the product development project is completed for the current variant, to meet customer demand per sales agreements of over 15,000 units  with international distribution partners, including Acces, Bodiz, GHH, ETC, Ulti-Mech, Petrosea and Fourche Maline. No sensitivity analysis is provided as the Company expects no foreseeable changes in the assumptions that would result in impairment of the goodwill.

The CGU represented by Caret solar projects was assessed to have a value in excess of its carrying value and hence no adjustments to capitalized development costs were considered necessary. Key assumptions used in the assessment of impairment were weighted average cost of capital of 12.9%, $4 million free cash flow from project sales in years 1-4, $14.4 million development fees from power-to-x partnerships.

(b)	Other intangible assets

(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At June 30, 2020	4,382	2,399	4,099	-	-	156	11,036
Foreign exchange	411	225	385	-	-	13	1,034
Additions	46	-	-	-	513	-	559
Acquisitions	1,492	404	-	12,248	-	-	14,144
Disposals	(550)	-	-	-	-	-	(550)
Prior year restatement	-	-	-	(504)	-	-	(504)
At June 30, 2021 restated	5,781	3,028	4,484	11,744	513	169	25,719
Foreign exchange	(542)	(271)	(376)	-	(63)	(13)	(1,265)
Additions	-	-	-	878	3,355	19	4,252
Acquisitions	-	-	-	-	-	-	-
Disposals	-	(9)	-	-	-	-	(9)
Reclass to Assets held for sale	(2,687)	(1,385)	-	-	-	-	(4,072)
At June 30, 2022 restated	2,552	1,363	4,108	12,622	3,805	175	24,625
Foreign exchange	4	(25)	(157)	-	302	(1)	123
Additions	-	-	-	103	3,725	29	3,857
Acquisitions	-	-	-	-	-	-	-
Disposals	-	-	-	(47)	-	-	(47)
At June 30, 2023	2,556	1,338	3,951	12,678	7,832	203	28,558

Amortization	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2020	1,405	572	978	-	-	151	3,106
Foreign exchange	131	54	92	-	-	18	295
Amortization	622	229	298	-	18	-	1,167
At June 30, 2021	2,158	855	1,368	-	18	169	4,568
Foreign exchange	(208)	(79)	(115)	-	(2)	(13)	(417)
Amortization	405	181	274	-	-	-	860
Disposals	-	-	-	-	-	-	-
Reclass to Assets held for sale	(1,232)	(462)	-	-	-	-	(1,694)
At June 30, 2022	1,123	495	1,527	-	16	156	3,317
Foreign exchange	(1)	(8)	(61)	-	2	-	(68)
Amortization	385	137	266	-	43	-	831
Disposals	-	-	-	-	-	-	-
At June 30, 2023	1,507	624	1,732	-	61	156	4,080

Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2021 restated	3,623	2,173	3,116	11,744	495	-	21,151
At June 30, 2022 restated	1,429	868	2,581	12,622	3,789	19	21,308
At June 30, 2023	1,049	714	2,219	12,678	7,771	47	24,478

Customer relationships, trade names and favorable supply contracts have an average remaining period of amortization of 7 years, 10 years and 10 years respectively. Solar projects and electric vehicle product development costs are incomplete and not generating revenue and therefore are not amortized in FY2023.

Additions for the year comprise $3.7 million electric vehicle product development costs in Tembo and $0.4 million of solar project development costs in Caret. $2.1 million net book value of customer relationship and trade name intangible assets of Aevitas Solar ex-solar business sold to ARA in July 2022, was reclassified out of intangible assets into assets held for sale as at June 30, 2022. The prior year restatement in the year 30 June 2021 relates to the reclassification of deposits originally reported within intangible assets.